Document and Entity Information Document	Oct. 01, 2023
Document Information [Line Items]
Document Type	8-K
Document Creation Date	Oct. 01, 2023
Document Period End Date	Oct. 01, 2023
Amendment Flag	false
Entity Registrant Name	Dynatronics Corp.
Entity Address, Address Line One	1200 Trapp Rd, Eagan
Entity Address, City or Town	Minnesota
Entity Address, State or Province	UT
Entity Address, Country	US
Entity Address, Postal Zip Code	55121
Entity Incorporation, State Country Name	UT
City Area Code	801
Local Phone Number	568-7000
Entity File Number	000-12697
Entity Central Index Key	0000720875
Entity Emerging Growth Company	false
Entity Tax Identification Number	87-0398434
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	DYNT
Security Exchange Name	NASDAQ